Debt (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings	519,950
Conversion of debt	1,069,402	1,454,635	3,387,480	1,033,500
Repayments	4,471,996
Balance	14,000		1,749,764	605,000
Unsecured Debt [Member]
Balance	2,380,432	78,249	78,249	30,000
Borrowings	3,554,000		1,960,000	1,177,499
Interest Rate	0.15%
Maturity	January 13, 2012 - October 1, 2013		February 8, 2011 - June 21, 2014	On Demand - September 29, 2011
Reclassifications from convertible notes to unsecured demand notes			585,000
Conversion of debt	(150,000)		(167,649)	(1,129,250)
Repayments	(1,534,670)		(75,285)
Interest and Accrued Interest	32,005
Gain Loss On Repayment Of Debt	190,229
Balance	$ 4,471,996		$ 2,380,432	$ 78,249
Unsecured Debt [Member] | Maximum [Member]
Interest Rate			15.00%	10.00%
Unsecured Debt [Member] | Minimum [Member]
Interest Rate			8.00%	0.00%